TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund (“MAF”) Summary

TIFF Investment Program, Inc. (“TIP”)

Supplement dated August 4, 2014

to the

TIP Prospectus

and the

TIFF Multi-Asset Fund (“MAF”) Summary Prospectus

dated April 30, 2014

This supplement provides new and additional information to the TIP prospectus and the MAF summary prospectus, each dated April 30, 2014. You can find TIP's prospectus, MAF's summary prospectus, and TIP's statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following information replaces similar disclosures for Multi-Asset Fund on page 1 of the prospectus and the MAF summary prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Multi-Asset Fund
Entry Fees on Purchases (as a percentage of amount invested)	0.50%
Redemption Fees (as a percentage of amount redeemed)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF Multi-Asset Fund
Management Fees	[1]	0.68%
Other Expenses		0.54%
Other Expenses		0.14%
Interest Expense and Dividends on Short Sales		0.40%
Acquired Fund Fees and Expenses	[1]	0.75%
Total Annual Fund Operating Expenses	[1][2]	1.97%
[1]	Management Fees, Acquired Fund Fees and Expenses, and Total Annual Fund Operating Expenses have been restated to show an estimate of what the fund's expenses would have been in 2013 had certain money manager and acquired fund changes that occurred during or after 2013 been in effect for all of 2013. For newly funded accounts with money managers using a performance based fee arrangement, the restatement reflects either no performance fee or a performance fee based on a partial year of performance. A portion of the assets that were withdrawn from certain money managers or acquired funds had not been reallocated to other money managers or acquired funds as of the date of the prospectus. As such assets are reallocated, the fund's annual operating expenses can be expected to increase.
[2]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TIFF Multi-Asset Fund	300	720	1,165	2,401

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF Multi-Asset Fund	249	665	1,107	2,334

The following section will replace the information about the Constructed Index that begins on page 3 of the prospectus and the MAF summary prospectus:

The current Constructed Index, which took effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark
Total Return Assets	57%
Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays US High Yield 2% Issuer Capped Bond Index
Hedging Assets	43%
Inflation Hedges	20%
Commodities	5%	Bloomberg Commodity Index Total Return
REITs	5%	FTSE EPRA/NAREIT Developed Index
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index
All Purpose Hedges	23%
Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index
Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Effective July 1, 2014, all references in this prospectus to the “Dow Jones-UBS Commodity Index” are replaced with the “Bloomberg Commodity Index Total Return.”